Concentrations (Global Diversified Holdings, Inc.)	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Global Diversified Holdings, Inc. [Member]
Concentrations

NOTE 7 – CONCENTRATIONS

The Company does a significant amount of its total business with 4 customers, as follows for 2018 (percentage of total sales of $831,955):

Customer A – 31%

Customer B – 27%

Customer C – 21%

Customer D – 20%

NOTE 7 – CONCENTRATIONS

The Company does a significant amount of its total business with 4 customers, as follows for 2017 (percentage of total sales of $1,298,372):

Customer A - 31%

Customer B – 26%

Customer C – 19%

Customer D – 19%